GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 73,166	¥ 73,166
Goodwill, Acquired During Period		20,911
Goodwill, Impairment Loss		(33,724)	0	¥ 0
Balance at the end of the period	$ 8,669	¥ 60,353	73,166	73,166
Growth rate
Changes in the carrying amount of goodwill by segment
Terminal growth rate (as a percent)	3.00%	3.00%
Minimum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	15.00%	15.00%
Maximum | Discount rate
Changes in the carrying amount of goodwill by segment
Discount rate (as a percent)	16.00%	16.00%
K-12 Schools [Member]
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		¥ 25,710	25,710
Balance at the end of the period		25,710	25,710	25,710
CP&CE Programs
Changes in the carrying amount of goodwill by segment
Balance at the beginning of the period		47,456	47,456
Goodwill, Acquired During Period		20,911
Goodwill, Impairment Loss		(33,724)
Balance at the end of the period		¥ 34,643	¥ 47,456	¥ 47,456